Financial instruments - Derivative Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Book value	$ (178.4)	$ (176.0)
Forward foreign currency exchange rate contracts
Disclosure of financial liabilities [line items]
Book value	(0.7)	(3.1)
Fair value	(0.7)	(3.1)
LME derivative contracts
Disclosure of financial liabilities [line items]
Book value	1.2	(0.6)
Fair value	$ 1.2	$ (0.6)